Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 29.1	€ 22.5
Total non-current loans and borrowings	2,198.3	1,736.3
Borrowings	2,227.4	1,758.8
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	8.5	7.8
Total non-current loans and borrowings	1,347.4	1,287.5
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	0.0	400.0
Gross | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	800.0	0.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	9.4	6.9
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	22.6	16.7
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)	(2.0)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	58.3	53.7
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(5.7)	(4.9)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (1.7)	€ 0.0